Note 7 - Bank Premises, Furniture, Fixtures and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation, Total	$ 1,328	$ 1,166	$ 1,064
Operating Lease, Weighted Average Remaining Lease Term (Year) (Year)	4 years 2 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	1.45%
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 490